SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.4%
	City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	$1,000,000	$ 1,094,977
	City of New York GO,
	Series A, 5.00% due 8/1/2039	1,000,000	1,260,791
	Series F1, 5.00% due 4/1/2037	940,000	1,152,657
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,000,000	1,058,987
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA, 5.00% due 5/1/2032	500,000	680,559
	Erie County Fiscal Stability Authority, Series D, 5.00% due 9/1/2034	850,000	1,040,935
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,694,742
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,203,377
	Long Island Power Authority (Electric System Capital Improvements; Insured: AGC), Series C, 5.25% due 9/1/2029	645,000	829,475
	Metropolitan Transportation Authority, Series D-1, 5.00% due 11/15/2031	1,000,000	1,150,481
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	600,000	610,372
	Monroe County (Monroe Community College Association, Inc.; Insured: AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	597,432
	Monroe County (Rochester City School District) (State Aid Withholding) IDC, 5.00% due 5/1/2033	620,000	765,490
	Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,570,753
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A1, 5.00% due 8/1/2038	1,000,000	1,238,549
	Series A2, 5.00% due 5/1/2039	1,000,000	1,255,278
	New York State Dormitory Authority, Series A, 5.00% due 2/15/2032	1,000,000	1,207,144
	New York State Dormitory Authority (Barnard College), Series A, 4.00% due 7/1/2024 - 7/1/2025	350,000	383,925
	New York State Dormitory Authority (Columbia University Teachers College), Series A, 5.00% due 7/1/2027	750,000	767,707
	New York State Dormitory Authority (Green Bond-Cornell University), Series D, 5.00% due 7/1/2036	500,000	743,433
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	1,500,000	1,567,117
	New York State Dormitory Authority (Northwell Health Obligated Group), Series A, 5.00% due 5/1/2033	100,000	125,371
	New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	620,856
	New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2028	200,000	224,298
	Series H, 5.00% due 10/1/2024	480,000	481,648
	New York State Dormitory Authority (St. John’s University), Series A, 5.00% due 7/1/2026	300,000	353,757
	New York State Dormitory Authority (St. John’s University; Insured: Natl-Re), Series C, 5.25% due 7/1/2022	1,000,000	1,023,380
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2033	100,000	121,358
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	500,000	587,342
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	592,965
	New York State Thruway Authority,
	Series J, 5.00% due 1/1/2033	325,000	353,460
	Series N, 5.00% due 1/1/2035	250,000	318,769
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	1,005,891
	Port Authority of New York & New Jersey AMT, 5.00% due 11/1/2039	200,000	249,650
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	2,250,000	2,535,247
	State of New York Mortgage Agency, Series 223, 2.65% due 10/1/2034	450,000	464,723
	Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034 - 7/1/2037	820,000	996,410
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	328,237
	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels),
	Series A,
	5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,109,177
	5.00% due 11/15/2029	1,000,000	1,106,985
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2038	250,000	317,561
	Utility Debt Securitization Authority (Long Island Power Authority-Electric Service), Series TE, 5.00% due 12/15/2029 - 12/15/2030	2,000,000	2,181,148
	West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,410,597
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029 - 7/1/2034	450,000	510,340
	Western Nassau County Water Authority (Green Bonds), Series A, 4.00% due 4/1/2040 - 4/1/2041	475,000	565,964
	Yonkers Industrial Development Agency (New Community School Project) (State Aid Withholding), 4.00% due 5/1/2041	250,000	297,434
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.4% (Cost $37,506,508)		$39,756,749
	SHORT-TERM MUNICIPAL BONDS — 1.2%
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank N.A.), Series AA2, 0.08% due 6/15/2050 (put 1/3/2022)	500,000	500,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.2% (Cost $500,000)		$500,000
	Total Investments — 98.6% (Cost $38,006,508)		$40,256,749
	Other Assets Less Liabilities — 1.4%		572,499

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$40,829,248

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.